SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting judgments, estimates and assumptions used in the preparation of the financial statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
Note 3: -	Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments

Revenue

The Company assesses the criteria for recognition of revenue related to up-front payments and milestones as outlined by IFRS 15. Judgment is necessary to determine over which period the Company will satisfy its performance obligations related to up-front payments and milestones and whether financing component exists. For additional information, refer to Note 17a.

b.	Estimates and assumptions

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Legal claims

In estimating the likelihood of outcome of legal claims filed against the Company, the Company relies on the opinion of its legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

-        Pensions and other post-employment benefits

The liability in respect of post-employment defined benefit plans is determined using actuarial valuations. The actuarial valuation involves making assumptions about, among others, discount rates, expected rates of return on assets, future salary increases and mortality rates. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.

-	Determining the fair value of share-based payment transactions

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them.

-	Provisions for clinical trial and related expenses

Accrued expenses costs for clinical trial activities performed by third parties, are based on estimates on the progress of completion of the clinical trials or services, as of the end of each reporting period, pursuant to the contract with the third parties, and the agreed upon fee to be paid for such services.

-	Capitalization of materials for clinical trials and inventory designated for R&D activities

The Company recognizes inventory produced for commercial sale, including costs incurred prior to regulatory approval but subsequent to the filing of a regulatory request when the Company has determined that the inventory has probable future economic benefit. Inventory is not recognized prior to completion of a phase III clinical trial. For products with an approved indication, raw materials and purchased drug product associated with development programs are included in inventory and charged to research and development expense when consumed. For products without an approved indication, drug product is charged to research and development expense.

-	Recognition of deferred tax asset in respect of carry forward tax losses

The Company recorded a deferred tax asset in respect of carry forward tax losses based on effective tax rate calculation considering the Law for the Encouragement of Capital Investments and future taxable income estimation and the probability that in the future there will be taxable income against which the carry forwards losses can be utilized. This estimation can affect the recognition or reversal of deferred tax asset in the profit or loss. For information regarding deferred taxes recognition, please refer to note 21.

-	Impairment test for the production facility

The Company performed an impairment test due to indications that can, in the future, result in a possible impairment. The Company calculated the recoverable amount of the production facility to determine whether the book value exceeds its recoverable amount. The impairment test was based on a DCF model using the Company's long term forecast. As of December 31, 2018 no impairment was recorded as the recoverable amount exceeded the book value.